Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2020
Deposits from Banks [abstract]
Schedule of deposits from banks by type
Deposits from banks by type
	Netherlands		Rest of the world		Total
	2020	2019	2020	2019	2020	2019
Non-interest bearing	596	107	196	73	792	180
Interest bearing	49,336	17,544	27,971	17,101	77,306	34,646
	49,931	17,651	28,166	17,175	78,098	34,826